Convertible Note Payable - Schedule of Convertible Note Payable (Details) (Parenthetical) - USD ($)			3 Months Ended	6 Months Ended
	Jan. 14, 2019	Nov. 30, 2018	Jun. 30, 2018	Jun. 30, 2019
Proceeds from convertible debt				$ 500,000
Convertible Note Payable One [Member]
Number of shares issued		875,000
Stock split ratio		1:4 split
Proceeds from equity securities		$ 500,000
Conversion price percentage		80.00%
Convertible Note Payable One [Member] | CSW Ventures, LP [Member]
Proceeds from convertible debt		$ 300,000
Debt interest rate		6.00%
Convertible Note Payable Two [Member]
Proceeds from convertible debt	$ 500,000
Debt interest rate	6.00%
Proceeds from equity securities	$ 500,000
Conversion price percentage	80.00%
Debt maturity date	Jan. 14, 2022
Conversion price	$ 0.424
Debt converted into shares	1,253,493